LONG-TERM DEBT (Narrative) (Details) - CAD ($)	Feb. 10, 2022	Mar. 31, 2026	Mar. 31, 2025	Apr. 01, 2023
Long Term Debt [Line Items]
Payments to acquire land, building and chattels	$ 351,000
Mortgage payable	1,949,000	$ 0	$ 346,747
Mortgage Payable [Member]
Long Term Debt [Line Items]
Monthly installments of mortgage payable	$ 85,504			$ 43,764
Interest rate				5.00%